Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401

Supplement dated August 10, 2023
to the
CrossingBridge Low Duration High Yield Fund
CrossingBridge Ultra-Short Duration Fund
CrossingBridge Responsible Credit Fund
(each a “Fund,”and together, the “Funds”)
Prospectus and Summary Prospectus
dated January 28, 2023

This supplement makes the following amendments to disclosures in the Funds' Prospectus and Summary Prospectuses dated January 28, 2023, as amended:

Effective August 10, 2023, the minimum initial investment amount for Institutional Class investors in a Fund is being lowered to $5,000. The following disclosures are hereby revised to reflect lower minimum initial investment:

Summary Prospectus

The table under the Summary Prospectus Section entitled “Purchase and Sale of Fund Shares” on page 33 is amended to read as follows:

Share Purchase Amounts	Institutional Class - All Funds	Retail Class - Low Duration High Yield Fund Only
Minimum Initial Investment – All Accounts	$0 for certain institutional investors as described under “Minimum Investment Amounts”; $5,000 for all other investors	$2,500
Minimum Subsequent Investment	None	None
Automatic Investment Plan	$100	$100

Prospectus

The table under the entitled “Shareholder Information - How to Purchase Shares - Minimum Investment Amounts” on page 63 is amended to read as follows:

Share Purchase Amounts	Institutional Class - All Funds	Retail Class - Low Duration High Yield Fund Only
Minimum Initial Investment – All Accounts	$0 for certain institutional investors as described under “Minimum Investment Amounts”; $5,000 for all other investors	$2,500
Minimum Subsequent Investment	None	None
Automatic Investment Plan	$100	$100

Please retain this supplement with your Prospectus and Summary Prospectus